Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–84.45%(b)(c)
Aerospace & Defense–2.55%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.53%	10/03/2026	EUR	7,530	$7,220,958

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.) Incremental Term Loan B-2 (1 mo. SOFR + 3.75%)	8.90%	07/02/2029		$3,034	2,996,530

Term Loan (1 mo. USD LIBOR + 2.50%)	7.75%	06/07/2028		6,867	6,649,819

Castlelake Aviation Ltd.
Incremental Term Loan (1 mo. SOFR + 2.75%)	7.78%	10/22/2027		2,417	2,370,861

Term Loan (3 mo. USD LIBOR + 2.75%)	7.62%	10/22/2026		14,497	14,259,472

Gogo Intermediate Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	9.02%	04/30/2028		984	976,524

Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 4.25%)	9.25%	06/21/2029		1	1,412

Term Loan (3 mo. SOFR + 4.25%)	9.25%	06/21/2029		2	1,632

IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)
(Acquired 08/18/2014-05/10/2019; Cost $942,751)(d)(e)	11.66%	07/18/2023		943	942,568

KKR Apple Bidco LLC
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.15%	09/22/2028		1,713	1,702,432

First Lien Term Loan (1 mo. SOFR + 2.75%)	9.27%	09/22/2028		10,139	9,875,409

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.98%	02/01/2029		8,120	7,740,389

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. SOFR + 4.00%)	8.90%	09/13/2029		5,854	5,805,961

Rand Parent LLC (Atlas Air), Term Loan B (1 mo. SOFR + 4.25%)	9.13%	02/09/2030		5,070	4,377,384

Titan Acquisition Holdings L.P., Term Loan B(d)(f)	-	04/27/2030		3,005	2,959,494

					67,880,845

Air Transport–2.56%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	10.00%	04/20/2028		20,635	20,759,144

Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	8.84%	08/11/2028		3,494	3,488,910

American Airlines, Inc., Term Loan (1 mo. SOFR + 2.75%)	8.15%	02/09/2028		5,441	5,250,283

Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	6.65%	02/12/2027		7,131	6,957,993

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.21%	06/21/2027		5,177	5,369,013

United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.89%	04/21/2028		23,790	23,706,713

WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	12/11/2026		2,951	2,733,330

					68,265,386

Automotive–2.11%
Adient PLC, Term Loan B-1 (1 mo. SOFR + 3.25%)	8.52%	04/10/2028		8,145	8,137,678

American Axle & Manufacturing, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.65%	12/08/2029		1,497	1,476,695

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.75%	04/06/2028		4,402	4,314,937

Belron Group S.A., First Lien Term Loan B (1 mo. SOFR + 2.75%)	7.83%	04/06/2029		3,465	3,455,992

Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-1 (3 mo. EURIBOR + 4.00%)	7.78%	07/28/2028	EUR	2,000	1,890,949

First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	8.18%	07/28/2028	GBP	759	814,900

Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	11.43%	07/27/2029	GBP	4,072	2,775,340

DexKo Global, Inc., First Lien Term Loan (1 mo. SOFR + 6.50%)	11.40%	10/04/2028		1,381	1,329,031

First Brands Group Intermediate LLC
Term Loan B (6 mo. SOFR + 5.00%)	10.03%	03/30/2027		1,285	1,240,993

Term Loan B (1 mo. SOFR + 5.00%)	10.07%	03/30/2027		8,460	8,143,073

Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.66%	04/30/2028		2,327	2,190,032

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.75%	11/09/2027		11,136	10,704,259

Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. SOFR + 4.00%)	9.27%	05/04/2028		4,042	3,905,918

PowerStop LLC, Term Loan B (3 mo. USD LIBOR + 4.75%)	9.90%	01/24/2029		8,038	5,777,184

					56,156,981

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Beverage & Tobacco–0.50%
AI Aqua Merger Sub, Inc.
Term Loan B(f)	-	07/31/2028		$7,670	$7,403,445

Term Loan B(f)	-	07/31/2028		1,338	1,291,140

Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.80%	07/31/2028		1,261	1,217,549

Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. SOFR + 6.00%)	11.00%	01/20/2030		4,430	3,413,543

					13,325,677

Brokers, Dealers & Investment Houses–0.13%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.63%	08/05/2029		99	86,970

Zebra Buyer LLC, Term Loan (3 mo. SOFR + 4.00%)	8.65%	11/01/2028		3,527	3,495,871

					3,582,841

Building & Development–3.45%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	7.75%	08/27/2025		2,063	1,956,372

Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.50%	11/03/2028		2,906	2,761,067

Core & Main L.P., Term Loan B (1 mo. SOFR + 2.50%)	7.69%	07/26/2028		8,085	8,025,098

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.11%	04/01/2028		13,736	10,530,619

Flakt Woods (Fusilli Holdco) (France), Term Loan B (3 mo. EURIBOR + 6.00%)
(Acquired 02/01/2022-02/24/2022; Cost $2,475,514)(e)	9.61%	10/12/2023	EUR	1,795	1,757,753

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/22/2028		6,569	6,336,967

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(d)	11.91%	12/21/2029		1,544	1,358,621

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.00%	02/16/2029		18,134	14,138,492

Mayfair Mall LLC, Term Loan (1 mo. SOFR + 3.25%)(d)	8.55%	04/20/2024		2,105	1,915,878

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.50%	04/29/2029		8,302	7,920,662

Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.78%	02/01/2027		1,509	1,498,778

Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	03/18/2029		10,532	10,476,093

Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	7.69%	07/21/2028		4,589	4,331,812

SRS Distribution, Inc.
Term Loan (3 mo. SOFR + 3.50%)	8.75%	06/02/2028		5,126	4,872,276

Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	06/02/2028		4,823	4,592,595

Standard Industries, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.71%	09/22/2028		2,175	2,163,673

Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	9.16%	07/24/2024		6,575	6,542,271

Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.68%)	6.94%	04/12/2028	EUR	723	695,873

					91,874,900

Business Equipment & Services–8.87%
Adevinta ASA (Norway), Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	7.91%	06/26/2028		5,076	5,086,520

Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	05/17/2028		1,446	1,422,585

Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	8.15%	11/03/2024		1,610	1,606,996

Camelot Finance L.P.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		9,446	9,351,032

Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		7,969	7,889,317

Checkout Holding Corp., Term Loan(d)	10.00%	06/30/2023		0	422

Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	05/17/2028		12,281	11,794,822

Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.70%	02/15/2029		1,329	1,094,501

Term Loan B (1 mo. USD LIBOR + 4.00%)	9.20%	02/10/2028		6,210	5,787,806

Corp. Service Co., Term Loan B (1 mo. SOFR + 3.25%)	8.50%	11/02/2029		5,508	5,510,254

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.50%	08/08/2026		234	219,463

Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)	10.72%	10/05/2028		8,505	7,760,623

Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.91%	04/07/2028		1,198	1,108,722

Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. SOFR + 3.25%)	8.39%	01/18/2029		4,181	4,147,864

Revolver Loan(d)	4.06%	09/11/2025		1,349	1,329,327

Revolver Loan(g)	0.00%	09/11/2025		7,823	7,710,102

Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	02/06/2026		8,883	8,842,134

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. SOFR + 4.25%)	9.34%	02/01/2029		$6,547	$6,388,258

Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	9.44%	10/30/2026		4,565	4,501,119

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	05/12/2028		9,355	8,828,889

ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (3 mo. USD LIBOR + 4.75%)	9.91%	03/31/2028		1,730	1,661,744

Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.50%)	9.72%	10/28/2027		9,758	8,781,065

KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B	8.96%	09/30/2029	EUR	1,355	1,348,090

Monitronics International, Inc.
DIP Term Loan A (1 mo. SOFR + 7.00%)(d)	12.33%	06/27/2023		10,524	10,366,395

DIP Term Loan B (1 mo. SOFR + 7.00%)(d)	12.09%	11/17/2023		3,524	3,471,550

Term Loan (3 mo. USD LIBOR + 7.50%)
(Acquired 08/30/2019-01/28/2021; Cost $12,472,892)(e)(h)	12.77%	03/29/2024		27,780	14,395,770

Orchid Merger Sub II LLC, Term Loan (6 mo. SOFR + 4.75%)	9.80%	07/27/2027		9,371	6,840,468

Outfront Media Capital LLC, Term Loan (1 mo. SOFR + 1.75%)	6.90%	11/18/2026		4,003	3,912,001

Prime Security Services Borrower LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	7.84%	09/23/2026		3,120	3,104,822

Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	8.53%	01/29/2025		124	116,770

QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	9.30%	06/23/2024	GBP	11,289	13,609,858

Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. SOFR + 3.00%)	8.15%	02/24/2030		1,728	1,689,004

Sitel Worldwide Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	8.91%	08/28/2028		9,819	9,420,530

Skillsoft Corp., Term Loan (1 mo. SOFR + 4.75%)	10.42%	07/14/2028		4,380	3,757,227

Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.99%	03/04/2028		26,463	21,364,858

Tempo Acquisition LLC, Term Loan B (1 mo. SOFR + 3.00%)	8.15%	08/31/2028		2,381	2,377,763

Trans Union LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	7.52%	11/30/2028		5,730	5,693,583

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	12.75%	03/20/2027		1,462	1,278,947

Verra Mobility Corp., Term Loan B (1 mo. SOFR + 3.25%)	8.52%	03/19/2028		11,959	11,948,172

Virtusa Corp.
Incremental Term Loan B (1 mo. SOFR + 3.75%)	9.00%	02/08/2029		5,656	5,569,431

Term Loan (1 mo. USD LIBOR + 3.75%)	9.33%	02/11/2028		4,557	4,491,444

WebHelp (France), Term Loan B (1 mo. SOFR + 4.00%)	8.55%	08/04/2028		419	417,911

WEX, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	7.52%	03/19/2028		599	596,520

					236,594,679

Cable & Satellite Television–3.23%
Atlantic Broadband Finance LLC
Incremental Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	7.77%	09/01/2028		9,136	8,872,921

Term Loan B (1 mo. USD LIBOR + 2.00%)	7.25%	01/03/2025		5,520	5,478,581

CSC Holdings LLC
Term Loan (1 mo. SOFR + 2.50%)	7.61%	04/15/2027		4,840	4,098,357

Term Loan B (1 mo. SOFR + 4.50%)	9.56%	01/15/2028		1,761	1,560,402

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. SOFR + 4.00%)	9.32%	08/14/2026		10,697	9,713,922

Term Loan B-11 (1 mo. SOFR + 2.75%)	8.02%	07/31/2025		967	895,316

Term Loan B-12 (1 mo. SOFR + 3.69%)	8.95%	01/31/2026		7,673	6,963,317

ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.41%	09/01/2028		1,328	1,072,312

Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	7.11%	04/30/2028		467	451,035

UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	7.36%	04/30/2028		116	111,511

Term Loan AX (1 mo. USD LIBOR + 2.93%)	8.03%	01/31/2029		12,353	11,856,243

Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	7.61%	01/31/2028		7,875	7,572,842

Term Loan Q (1 mo. USD LIBOR + 3.25%)	8.36%	01/31/2029		20,908	20,337,085

Term Loan Y (1 mo. SOFR + 3.25%)	8.11%	03/06/2031		7,442	7,177,403

					86,161,247

Chemicals & Plastics–5.51%
AkzoNoble Chemicals
Incremental Term Loan (1 mo. SOFR + 4.00%)	8.99%	03/03/2028		3,144	3,098,288

Term Loan (3 mo. USD LIBOR + 2.75%)	7.90%	10/01/2025		11,906	11,885,651

Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.90%	11/24/2028		1,711	1,519,943

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Arxada (Switzerland), Term Loan B (3 mo. USD LIBOR + 3.93%)	9.08%	07/03/2028		$1,572	$ 1,359,931
Ascend Performance Materials Operations LLC, Term Loan (6 mo. SOFR + 4.75%)	9.71%	08/27/2026		2,778	2,650,464
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-4 (1 mo. SOFR + 3.00%)	7.90%	12/20/2029		2,758	2,763,716
BES (Discovery Purchaser Corp.)
First Lien Term Loan (3 mo. SOFR + 4.38%)	9.28%	10/03/2029		819	775,161
Second Lien Term Loan (1 mo. SOFR + 7.00%)	11.91%	08/03/2030		2,903	2,696,513
Charter NEX US, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.02%	12/01/2027		9,177	8,939,939
Colouroz Investment LLC (Germany)
First Lien Term Loan(f)	-	09/21/2023	EUR	6	4,018
First Lien Term Loan B-2(f)	-	09/21/2023		818	553,961
First Lien Term Loan C(f)	-	09/21/2023		372	251,711
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate(i)	5.75%	09/21/2024		60	25,771
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.40%	03/16/2025		2,404	2,376,004
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	10.52%	11/01/2028		11,444	10,319,041
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. SOFR + 3.75%)	9.05%	05/28/2029		3,226	3,056,934
ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/29/2027		5,589	4,335,109
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	9.00%	03/03/2030		2,376	2,367,404
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 2.75%)	8.02%	01/29/2026		4,430	4,395,801
Ineos US Finance LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	9.00%	11/08/2027		4,205	4,191,058
Term Loan (1 mo. USD LIBOR + 2.50%)	7.75%	11/08/2028		3,654	3,576,901
Term Loan (1 mo. SOFR + 3.50%)	8.75%	02/09/2030		4,839	4,805,097
Momentive Performance Materials USA, Inc., Term loan B (1 mo. SOFR + 4.50%)	9.65%	03/22/2028		5,174	5,089,506
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.75%	11/03/2025		2,623	2,571,813
Quantix, Incremental Term Loan (3 mo. SOFR + 6.25%)(d)	11.06%	05/03/2025		14,777	14,629,271
Tronox Finance LLC, Incremental Term Loan B (3 mo. SOFR + 3.25%)	8.15%	03/03/2029		7,815	7,778,024
Vertellus
Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)	5.75%	12/22/2025		994	933,044
Revolver Loan(g)	0.00%	12/22/2025		1,825	1,712,901
Term Loan B (6 mo. SOFR + 5.75%)(d)	10.84%	12/22/2027		22,940	22,021,949
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.94%	09/22/2028		16,341	16,192,917
					146,877,841

Clothing & Textiles–0.90%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. SOFR + 3.50%)	8.75%	12/21/2028		14,599	14,241,448
Second Lien Term Loan (1 mo. SOFR + 6.00%)	11.25%	12/20/2029		4,051	3,787,369
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.59%	04/28/2028		5,946	5,872,195
					23,901,012

Conglomerates–0.39%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	8.00%	01/03/2029		2,694	2,699,231
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	7.23%	03/16/2029	EUR	148	154,657
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. SOFR + 5.00%)(d)	10.19%	02/23/2029		1,446	1,438,512
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.91%	02/02/2026		580	535,412
Term Loan B (1 mo. SOFR + 3.75%)	8.94%	02/17/2029		5,708	5,591,164
					10,418,976

Containers & Glass Products–2.64%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.91%	03/11/2028		5,999	5,816,487
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.41%	12/14/2028		7,921	7,163,204
Duran Group (Germany), Term loan C-2 (1 mo. SOFR + 5.50%)(d)	10.33%	05/31/2026		7,291	7,295,854
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)
(Acquired 08/07/2020-08/13/2020; Cost $ 3,522,539)(e)	7.49%	10/31/2023	EUR	8,511	7,751,261
Term Loan B-3-A (3 mo. EURIBOR + 4.25%)
(Acquired 02/25/2020-08/13/2020; Cost $ 1,382,072)(e)	7.71%	10/31/2023	EUR	3,816	3,475,623
LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	10.25%	10/29/2028		8,150	7,952,376
Libbey Glass, Inc., First Lien Term Loan (3 mo. SOFR + 3.75%)(d)	4.75%	11/22/2027		13,208	13,274,149

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)(d)	9.40%	07/07/2028		$6,466	$ 6,126,117
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.84%	10/04/2028		6,358	5,430,593
Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)	12.09%	10/04/2029		1,022	628,578
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. SOFR + 4.25%)	9.34%	07/12/2029		5,444	5,385,019
					70,299,261

Cosmetics & Toiletries–0.47%
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	7.41%	04/05/2025		9,321	9,303,764
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.24%	06/29/2028	EUR	3,400	3,263,410
					12,567,174

Drugs–0.26%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	7.41%	11/15/2027		193	186,122
Perrigo Investments LLC, Term Loan B (1 mo. SOFR + 2.50%)	7.50%	04/06/2029		6,840	6,760,327
					6,946,449

Ecological Services & Equipment–0.68%
Anticimex (Sweden)
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	8.55%	11/16/2028		1,671	1,634,296
Term Loan B-2 (1 mo. SOFR + 4.75%)(d)	10.11%	11/16/2028		1,823	1,804,541
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/11/2025		5,726	5,631,008
GFL Environmental, Inc. (Canada), Term Loan B (1 mo. SOFR + 3.00%)	8.15%	05/28/2027		533	532,701
Groundworks LLC
Delayed Draw Term Loan(d)(g)	0.00%	01/31/2030		1,060	1,044,285
Revolver Loan(d)(g)	0.00%	01/31/2030		339	329,082
Term Loan B(d)	11.56%	01/31/2030		5,810	5,635,535
OGF (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	7.91%	12/31/2025	EUR	848	842,748
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.00%	03/20/2025		723	664,384
					18,118,580

Electronics & Electrical–10.32%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. SOFR + 5.60%)	10.49%	02/01/2030		991	878,321
AppLovin Corp., Term Loan (3 mo. SOFR + 3.00%)	8.25%	10/25/2028		5,283	5,214,310
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.20%	10/02/2025	EUR	90	95,315
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	9.15%	04/18/2025		12,915	12,739,055
CommerceHub, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	9.22%	01/01/2028		7,543	6,634,637
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	04/06/2026		7,744	7,290,697
ConnectWise LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.65%	10/01/2028		4	4,178
Diebold Nixdorf, Inc.
Term Loan (1 mo. SOFR + 5.25%)	10.48%	07/15/2025		4,795	1,252,827
Term Loan (1 mo. SOFR + 6.40%)	11.67%	07/15/2025		5,445	6,434,512
Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(d)	10.15%	11/01/2028		3,926	3,931,333
E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.65%	02/04/2028		8,825	8,720,013
Energizer Holdings, Inc., Term Loan (1 mo. SOFR + 2.25%)	7.45%	12/22/2027		2,299	2,279,066
Entegris, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.64%	07/06/2029		6,016	6,014,315
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	07/01/2028		3,760	3,743,758
Go Daddy Operating Co. LLC, Term Loan (1 mo. SOFR + 3.25%)	8.15%	11/09/2029		539	538,945
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	08/31/2027		27,888	17,144,895
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.13%	01/11/2027		5,341	4,235,573
Term Loan (3 mo. USD LIBOR + 4.00%)	9.34%	01/10/2026		16,407	14,664,203
Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	12.16%	03/02/2029		749	648,319
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.94%	10/15/2028		7,578	7,539,433
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(d)	10.18%	08/17/2028	GBP	391	476,482
Term Loan (3 mo. SONIA + 6.75%)(d)	11.18%	08/17/2028	GBP	1,635	1,991,278
Term Loan (3 mo. USD LIBOR + 7.01%)(d)	12.02%	08/17/2028		1,915	1,830,516
Term Loan 1 (3 mo. USD LIBOR + 7.01%)(d)	11.81%	08/17/2028		4,887	4,671,889

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Marcel Bidco LLC
Term Loan (1 mo. USD LIBOR + 4.00%)(d)	8.91%	12/31/2027		$481	$ 477,834
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)(d)	8.16%	03/11/2025		2,443	2,427,481
Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.14%	08/13/2028		11,912	9,698,227
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.53%	07/27/2029		1,037	650,660
Term Loan B (1 mo. USD LIBOR + 4.75%)	10.03%	07/27/2028		2,912	2,076,330
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 4.50%)	8.84%	03/01/2029		11,708	11,000,765
Mirion Technologies, Inc., Term Loan (6 mo. USD LIBOR + 2.75%)	7.90%	10/20/2028		3,313	3,272,444
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)
(Acquired 04/25/2019-04/12/2022; Cost $15,530,958)(e)	11.41%	04/29/2026		15,740	14,008,320
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	8.85%	03/03/2028	EUR	3,929	3,901,695
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	7.78%	08/28/2026		4,672	4,601,534
Oberthur Tech, Term Loan B (3 mo. USD LIBOR + 4.50%)	9.66%	01/09/2026		482	480,034
Open Text Corp. (Canada)
Incremental Term Loan B (1 mo. SOFR + 3.50%)	8.75%	08/27/2029		11,940	11,929,862
Term Loan (3 mo. USD LIBOR + 1.75%)	6.90%	05/30/2025		70	69,842
Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	5.94%	06/23/2028	EUR	3,000	2,993,471
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	9.40%	01/02/2025		3,123	3,070,958
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	8.40%	08/31/2028		134	129,596
Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. SOFR + 7.50%)	12.70%	01/20/2030		753	547,938
Term Loan B (3 mo. SOFR + 4.25%)	9.45%	01/19/2029		19,302	16,411,107
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	04/24/2028		4,335	4,174,710
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 11.33% Cash Rate(i)	2.00%	12/07/2026		0	11
Severin Acquisition LLC, First Lien Term Loan (1 mo. SOFR + 3.00%)	8.05%	08/01/2025		8	7,860
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/16/2025		6,720	6,624,500
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.66%	05/18/2026		1,226	1,143,844
Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	8.27%	05/04/2026		6,941	6,677,881
First Lien Term Loan (3 mo. SOFR + 3.75%)	8.90%	05/04/2026		9,812	9,487,290
UST Holdings Ltd., Term Loan B (1 mo. SOFR + 3.75%)	8.77%	11/19/2028		8,782	8,632,118
Utimaco (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(d)	9.71%	05/31/2029	EUR	9,126	9,462,137
Term Loan B-2 (3 mo. SOFR + 6.25%)(d)	11.56%	05/31/2029		5,122	4,886,302
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	09/01/2025		13,278	10,067,555
WebPros, Term Loan (3 mo. USD LIBOR + 5.25%)	10.41%	02/18/2027		7,441	7,350,013
					275,236,189

Financial Intermediaries–1.39%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	04/07/2028		11,765	11,311,353
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.90%	07/20/2026		305	289,647
LendingTree, Inc., First Lien Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.75%)	8.91%	09/15/2028		12,947	10,001,827
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	9.13%	02/18/2027		6,085	5,826,579
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan B (3 mo. SOFR + 4.00%)	9.05%	06/17/2029		5,733	5,646,643
First Lien Term Loan B(f)	-	06/22/2029		913	908,486
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	10/26/2025		3,004	3,002,995
					36,987,530

Food Products–2.60%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2026		6,597	6,569,756
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	7.27%	02/15/2027	EUR	13,145	11,921,386

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Florida Food Products LLC
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	10.15%	10/18/2028		$3,565	$ 3,065,634
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	10.15%	10/18/2028		14,965	12,870,311
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.15%	10/08/2029		2,864	2,362,504
H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	9.58%	05/23/2025		9,171	7,508,929
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		5,291	4,375,758
Term Loan (3 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		6,787	5,547,280
Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	7.52%	08/03/2025		132	131,803
Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	8.56%	11/10/2029		2,386	2,388,933
Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. SOFR + 3.75%)	8.90%	04/20/2030		3,807	3,776,467
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	13.02%	09/22/2028		304	284,214
Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		4,805	4,660,465
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	8.52%	10/22/2025		2,807	2,805,995
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	1,129	1,023,731
					69,293,166

Food Service–0.56%
Euro Garages (Netherlands)
Term Loan B (3 mo. USD LIBOR + 4.00%)	9.15%	02/07/2025		1,936	1,897,000
Term Loan B (3 mo. USD LIBOR + 4.25%)	9.41%	03/31/2026		825	807,068
Financiere Pax S.A.S.
Revolver Loan(d)(g)	0.00%	01/02/2026	EUR	1,074	963,953
Term Loan B (6 mo. EURIBOR + 4.75%)	7.19%	07/01/2026	EUR	6,781	6,657,689
US Foods, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.75%)	7.90%	11/22/2028		816	816,209
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.66%	04/13/2028		5,557	3,681,665
					14,823,584

Health Care–2.80%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Incremental Term Loan B (1 mo. SOFR + 5.25%)	9.65%	06/08/2028		2,922	2,798,040
Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.75%	12/11/2028		1,583	1,423,989
athenahealth Group, Inc.
Term Loan (1 mo. SOFR + 3.50%)	8.60%	02/15/2029		6,246	5,902,693
Delayed Draw Term Loan(g)	0.00%	02/15/2029		767	725,132
Bracket Intermediate Holding Corp (Signant), Term Loan (1 mo. SOFR + 5.00%)	10.17%	05/03/2028		3,466	3,384,706
Cerba (Chrome Bidco) (France)
Term Loan B (EUR001M + 3.20%)	6.41%	05/24/2028	EUR	6,000	5,932,877
Term Loan C (3 mo. EURIBOR + 3.50%)	6.71%	02/14/2029	EUR	1,684	1,688,800
Dermatology Intermediate Holdings III, Inc. (Forefront Dermatology), Delayed Draw Term Loan (1 mo. SOFR + 4.25%)	4.25%	03/31/2029		39	37,692
Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B (3 mo. SONIA + 4.50%)	8.68%	04/17/2028	GBP	1,119	1,224,840
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.77%	02/04/2027		13,657	12,639,784
Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	03/14/2025		8,898	6,236,649
Term Loan (1 mo. USD LIBOR + 4.25%)	9.24%	10/02/2025		5,111	3,593,424
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	7.02%	03/03/2028	EUR	1,101	1,063,762
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(d)	8.94%	09/07/2028		7,650	7,458,776
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2028		4,833	4,070,852
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	11.90%	12/17/2029		1,991	1,194,562
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	7.97%	06/02/2028		4,720	4,709,330
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	10.24%	11/24/2028		1,886	1,858,257
TTF Holdings LLC (Soliant), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	9.19%	03/31/2028		1,716	1,707,341
Veonet (Blitz F21-433 GmbH) (Germany), First Lien Term Loan (3 mo. EURIBOR + 4.75%)	7.27%	03/14/2029	EUR	865	907,961
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	08/27/2025		3,956	3,953,530
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.65%	01/15/2028		1,933	1,769,608
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.40%	01/15/2029		551	488,023
					74,770,628

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–2.21%
Griffon Corp., Term Loan B (f)	-	01/19/2029		$268	$ 266,613
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%)(d)	8.65%	02/28/2026	EUR	1,214	849,748
Term Loan (6 mo. EURIBOR + 10.00%)(d)	13.62%	12/31/2026	EUR	92	89,243
Term Loan(d)(f)	-	02/26/2027	EUR	1,162	0
Hunter Douglas Holding B.V.
Term Loan B-1 (3 mo. SOFR + 3.50%)	8.67%	02/26/2029		16,776	15,482,532
Term Loan B-2 (3 mo. EURIBOR + 4.00%)	7.42%	02/26/2029	EUR	294	299,244
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.39%	09/25/2028		13,450	12,783,530
Serta Simmons Bedding LLC
First Lien Term Loan(h)(j)	0.00%	08/10/2023		7,568	7,565,327
Second Lien Term Loan(h)(j)	0.00%	08/10/2023		12,055	6,731,809
SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	11.25%	10/06/2028		8,616	7,175,448
VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	12.23%	07/01/2029		1,231	1,045,710
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.50%	10/30/2027		1,444	1,267,099
Term Loan B (1 mo. USD LIBOR + 3.25%)	8.52%	10/30/2027		6,132	5,375,875
					58,932,178

Industrial Equipment–4.23%
Chart Industries, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.92%	03/14/2030		6,890	6,859,658
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. SOFR + 5.50%)	12.50%	06/08/2029		9,881	8,670,590
DXP Enterprises, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.44%	12/23/2027		6,364	6,355,921
EMRLD Borrower L.P. (Copeland), Term Loan B	1.00%	05/05/2030		4,859	4,807,515
Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	11.16%	05/21/2029		481	440,487
Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	7.96%	06/04/2026		4,046	3,661,277
Revolver Loan(g)	0.00%	06/04/2026		2,200	1,991,257
Term Loan B (3 mo. USD LIBOR + 5.00%)	9.99%	12/04/2026		8,193	7,548,886
Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	9.66%	12/04/2026		574	534,187
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.50%)	7.77%	07/31/2025		498	497,933
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	03/08/2025		3,506	3,120,838
Robertshaw US Holding Corp.
First Lien Term Loan(d)	8.17%	02/28/2027		15,541	15,852,167
First Lien Term Loan(d)	10.75%	02/28/2027		4,802	4,033,678
First Lien Term Loan(d)	12.25%	02/28/2027		20,987	19,517,678
Tank Holding Corp.
Revolver Loan(d)(g)	0.00%	03/31/2028		1,702	1,600,612
Term Loan (1 mo. SOFR + 6.00%)	12.75%	03/31/2028		20,475	19,809,602
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027		2,085	2,014,995
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan (3 mo. SOFR + 7.00%)(d)	12.13%	11/19/2029		789	635,212
Term Loan B (1 mo. USD LIBOR + 3.75%)	8.88%	11/15/2028		5,522	4,837,411
					112,789,904

Insurance–2.35%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	02/15/2027		7,381	6,888,945
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	02/15/2027		7,404	6,926,142
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	02/15/2027		7,440	7,080,642
Term Loan (1 mo. SOFR + 5.75%)	10.82%	02/15/2027		672	663,229
Alliant Holdings Intermediate LLC
Term Loan(d)(f)	-	05/09/2025		4,788	4,729,358
Term Loan (1 mo. USD LIBOR + 3.50%)	8.63%	11/06/2027		6,223	6,075,740
HUB International Ltd., Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	8.41%	04/25/2025		2,104	2,093,380
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	09/01/2027		7,623	7,617,160
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.90%	02/21/2028		7,936	7,730,724

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
USI, Inc., Term Loan (1 mo. SOFR + 3.75%)	8.65%	11/22/2029		$13,067	$ 12,883,010
					62,688,330

Leisure Goods, Activities & Movies–4.16%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.25%)	8.15%	01/15/2030		2,294	2,297,284
Callaway Golf Co., Term Loan B (1 mo. SOFR + 3.50%)	8.75%	03/09/2030		4,721	4,661,119
Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	8.40%	10/18/2028		17,933	17,447,758
Term Loan (6 mo. USD LIBOR + 3.00%)	8.15%	06/30/2025		2,524	2,507,276
Crown Finance US, Inc.
DIP Term Loan	15.03%	09/07/2023		22,206	22,610,289
First Lien Term Loan
(Acquired 03/05/2020-02/24/2022; Cost $12,056,863)(e)(h)(j)	0.00%	02/28/2025		9,452	2,128,308
First Lien Term Loan
(Acquired 08/28/2020-03/01/2022; Cost $857,621)(e)(h)(j)	0.00%	02/28/2025	EUR	2,092	503,445
First Lien Term Loan
(Acquired 09/20/2019-09/13/2021; Cost $5,637,692)(e)(h)(j)	0.00%	09/30/2026		9,525	2,144,738
Revolver Loan(f)	-	02/28/2024		2,025	456,087
Revolver Loan(g)	0.00%	02/28/2024		36	8,026
Eagle Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.75%)	6.52%	03/20/2028	EUR	403	410,165
Fitness International LLC, Term Loan B (3 mo. SOFR + 3.25%)	8.45%	04/18/2025		5,740	5,509,327
Galileo Global Educaion Finance S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	6.85%	07/14/2028	EUR	525	552,003
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate
(Acquired 09/25/2020-03/28/2022; Cost $332,322)(e)(i)	13.25%	09/25/2027		1,052	710,110
Third Lien Term Loan
(Acquired 09/25/2020-04/29/2022; Cost $584,195)(d)(e)	11.27%	09/25/2025		821	730,474
Nord Anglia Education, Term Loan B (1 mo. SOFR + 4.50%)	9.76%	01/25/2028		2,275	2,264,158
OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. SOFR + 5.00%)(d)	9.84%	05/20/2029		7,237	7,201,301
Parques Reunidos (Piolin Bidco s.a.u) (Spain)
Revolver Loan (1 mo. USD LIBOR + 3.50%)(d)	8.10%	03/16/2026	EUR	3,293	3,344,708
Revolver Loan(g)	0.00%	03/16/2026	EUR	2,728	2,770,686
Royal Caribbean Cruises
Revolver Loan(f)	-	04/05/2024		9,348	9,020,890
Revolver Loan(f)	-	04/12/2024		1,621	1,564,114
Revolver Loan(g)	0.00%	04/05/2024		1,239	1,195,996
Revolver Loan(g)	0.00%	04/12/2024		452	436,196
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	6.74%	02/27/2027	EUR	5,233	4,574,014
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.19%	08/25/2028		2,188	2,167,946
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	7.00%	04/17/2026		1,229	1,215,377
Vue International Bidco PLC (United Kingdom)
First Lien Term Loan (3 mo. SONIA + 3.75%)(d)	5.74%	07/03/2025	GBP	9,000	6,185,540
Term Loan (6 mo. EURIBOR + 8.00%)	11.09%	06/30/2027	EUR	1,172	1,149,680
Term Loan (6 mo. EURIBOR + 8.00%)	11.09%	06/30/2027	EUR	2,223	2,180,429
Term Loan (6 mo. EURIBOR + 8.00%)	4.86%	12/31/2027	EUR	5,415	3,096,453
					111,043,897

Lodging & Casinos–1.39%
Aimbridge Acquisition Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.88%	02/02/2026		1,408	1,328,775
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	7.65%	08/03/2028		333	330,629
Four Seasons Holdings, Inc. (Canada), Term Loan (1 mo. SOFR + 3.25%)	8.50%	11/30/2029		805	806,865
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	08/02/2028		1,935	1,920,032
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.71%	09/12/2025	EUR	3,975	4,118,509
Term Loan C (6 mo. EURIBOR + 4.50%)	6.96%	09/30/2027	EUR	2,534	2,583,086
Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	22,609	23,351,291
Travel + Leisure Co., Incremental Term Loan (1 mo. SOFR + 4.00%)	9.16%	12/14/2029		2,589	2,590,219
					37,029,406

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–0.65%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	06/09/2028		$3,567	$ 3,326,257
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.40%	06/11/2029		212	187,512
AZZ, Inc., Term Loan (1 mo. SOFR + 4.25%)	9.50%	05/13/2029		7,860	7,866,102
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	9.22%	07/31/2026		820	801,013
Form Technologies LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.83%	07/19/2025		3,548	3,255,392
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	14.33%	10/22/2025		2,100	1,569,850
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	03/16/2027		442	430,627
					17,436,753

Oil & Gas–1.28%
Brazos Delaware II LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	8.80%	02/01/2030		6,520	6,380,251
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	12.02%	08/25/2026		3,089	2,984,946
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024		6,610	5,387,410
LOC (3 mo. USD LIBOR + 4.00%)(d)	8.95%	06/30/2024		2,890	2,022,696
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.15% Cash Rate(i)	3.00%	06/30/2025		1,544	1,051,717
Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	06/30/2024		279	226,692
Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. SOFR + 6.75%)	11.65%	03/18/2024		1,133	1,144,340
Term Loan (1 mo. USD LIBOR + 7.00%)	12.16%	03/19/2024		1,564	1,551,562
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	13.15%	08/27/2026		2,679	2,672,864
TransMontaigne Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	11/17/2028		8,768	8,587,543
WhiteWater Whistler Holdings LLC, Term Loan B (1 mo. SOFR + 3.25%)	8.15%	01/25/2030		2,094	2,092,334
					34,102,355

Publishing–3.27%
Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		20,622	19,520,988
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. SOFR + 3.50%)	8.81%	08/21/2026		7,112	6,707,718
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)(d)	9.12%	12/01/2028		21,415	19,808,980
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. SOFR + 5.25%)	10.50%	04/09/2029		11,558	10,234,437
Second Lien Term Loan B (1 mo. SOFR + 8.50%)(d)	13.65%	04/08/2030		10,267	8,675,458
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	10.33%	07/30/2028		11,749	11,070,006
Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.42%	04/20/2028		11,899	11,297,436
					87,315,023

Radio & Television–0.82%
Diamond Sports Holdings LLC, Second Lien Term Loan (h)(j)	0.00%	08/24/2026		3,798	161,419
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	8.02%	01/07/2028		6,504	6,170,606
Gray Television, Inc.
Term Loan D (1 mo. SOFR + 3.00%)	8.11%	12/01/2028		3,998	3,812,861
Term Loan E (1 mo. SOFR + 2.50%)	7.61%	01/02/2026		364	350,315
iHeartCommunications, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	05/01/2026		784	618,525
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	7.53%	06/02/2028		1,093	1,070,114
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	7.65%	09/18/2026		4,671	4,628,726
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	7.77%	09/30/2026		1,494	1,320,832
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	8.16%	04/01/2028		3,782	3,164,174
Term Loan B-4 (1 mo. SOFR + 3.75%)(d)	9.00%	04/21/2029		634	497,548
					21,795,120

Retailers (except Food & Drug)–2.35%
Action Holding B.V. (Netherlands), Term Loan B-3-A (f)	-	09/21/2028	EUR	886	936,957
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. SOFR + 3.50%)	8.46%	11/08/2027		14,797	14,428,770
Petco Animal Supplies, Inc., First Lien Term loan (3 mo. SOFR + 3.25%)	8.41%	03/02/2028		10,020	9,834,373

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Retailers (except Food & Drug)–(continued)
PetSmart, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.00%	02/11/2028		$26,382	$26,064,954

Savers, Inc., Term Loan (1 mo. SOFR + 5.50%)	10.66%	04/26/2028		11,522	11,298,868

					62,563,922

Surface Transport–1.88%
American Trailer World Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.00%	03/03/2028		2,312	2,010,385

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.40%	09/30/2028		4,892	4,809,783

First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 4.00%)	9.00%	07/21/2028		807	777,507

Incremental Term Loan B (3 mo. SOFR + 4.00%)	9.00%	07/21/2028		11,588	11,168,109

Term Loan B (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		5,737	5,346,898

Term Loan C (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		2,144	1,998,723

Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	9.70%	02/26/2027	EUR	8,164	7,910,938

Novae LLC, Term Loan B (3 mo. SOFR + 5.00%)	10.34%	12/22/2028		1,873	1,610,911

PODS LLC
Incremental Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	9.27%	04/01/2028		2,040	1,951,056

Term Loan B (1 mo. USD LIBOR + 3.00%)	8.27%	04/01/2028		6,575	6,297,442

STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)(d)	11.25%	03/24/2028		6,582	6,335,379

					50,217,131

Telecommunications–6.09%
Avaya, Inc.
DIP Term Loan(d)(f)	-	08/15/2023		5,312	5,498,170

Term Loan B-1(f)	-	12/15/2027		12,941	3,162,598

Term Loan B-2(f)	-	12/15/2027		15,487	3,716,867

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	8.36%	11/30/2027		5,037	4,864,307

CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.52%	03/15/2027		15,568	10,788,178

Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. SOFR + 5.25%)	10.36%	04/27/2027		3,724	3,722,302

Term Loan (1 mo. SOFR + 4.75%)	10.11%	04/27/2027		13,546	13,478,433

Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. USD LIBOR + 3.00%)	8.19%	11/12/2027		904	863,456

II-VI, Inc., Term Loan B (1 mo. SOFR + 2.75%)	8.02%	07/01/2029		7,260	7,214,419

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	8.66%	12/11/2026		7,563	7,520,271

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. SOFR + 4.25%)	9.44%	02/01/2029		19,017	18,729,982

Iridium Satellite LLC, Term Loan B (1 mo. SOFR + 2.50%)	7.75%	11/04/2026		563	563,008

Level 3 Financing, Inc., Term Loan B (1 mo. SOFR + 1.75%)	7.02%	03/01/2027		3,113	2,728,579

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.56%	11/30/2025		160	45,095

Second Lien Term Loan (3 mo. SOFR + 6.70%)	11.78%	11/01/2027		32,765	18,839,660

Term Loan (3 mo. SOFR + 6.44%)	11.52%	11/01/2027		13,941	12,314,466

Third Lien Term Loan (6 mo. SOFR + 9.25%)(d)	14.33%	11/01/2027		8,144	4,275,456

Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	09/25/2026		6,679	5,566,543

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.03%	12/07/2026		17,351	10,576,200

Viasat, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.65%	03/02/2029		6,296	6,079,300

Voyage Digital (NC) Ltd., Term Loan B (3 mo. SOFR + 4.50%)(d)	9.36%	05/10/2029		5,743	5,671,632

Windstream Services LLC, Term Loan (1 mo. SOFR + 6.25%)	11.50%	09/21/2027		8,190	7,432,197

Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. SOFR + 4.25%)	9.40%	03/09/2027		10,142	8,032,064

Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	03/09/2027		962	743,710

					162,426,893

Utilities–1.85%
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	08/01/2025		5,636	5,585,997

Incremental Term Loan (1 mo. SOFR + 3.75%)	8.90%	08/01/2025		9,064	9,063,465

Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028		3,548	3,547,796

Term Loan C (1 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028		83	82,752

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	11.00%	11/09/2026		7,132	6,793,214

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Utilities–(continued)
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	9.73%	08/14/2026		$3,517	$3,011,734
Nautilus Power LLC, Term Loan (3 mo. SOFR + 5.25%)	10.24%	11/16/2026		5,234	3,925,879
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	06/23/2028		2,596	2,483,471
Talen Energy Supply LLC
Term Loan B (3 mo. SOFR + 4.50%)	9.59%	05/27/2030		3,714	3,633,901
Term Loan C (3 mo. SOFR + 4.50%)	9.59%	05/27/2030		3,009	2,944,712
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	05/12/2028		7,987	7,694,712
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	11.65%	05/14/2029		616	572,093
					49,339,726
Total Variable Rate Senior Loan Interests (Cost $2,418,953,876)					2,251,763,584

Non-U.S. Dollar Denominated Bonds & Notes–3.44%(k)
Automotive–0.27%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(l)(m)	13.01%	04/19/2026	SEK	73,750	6,150,477
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(l)(m)	7.49%	09/30/2028	EUR	917	915,769
					7,066,246

Building & Development–0.14%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(l)(m)	8.18%	01/15/2027	EUR	462	479,315
APCOA Parking Holdings GmbH (Germany)(l)	4.63%	01/15/2027	EUR	939	865,062
Haya (Holdco2 PLC/Real Estate SAU) (Spain) (3 mo. EURIBOR + 9.00%)	12.46%	11/30/2025	EUR	5,883	2,465,193
					3,809,570

Cable & Satellite Television–0.17%
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	3,712	2,660,096
Altice France Holding S.A. (Luxembourg)(l)	8.00%	05/15/2027	EUR	2,923	1,790,747
					4,450,843

Chemicals & Plastics–0.01%
Herens Midco S.a.r.l. (Luxembourg)(l)	5.25%	05/15/2029	EUR	428	288,209

Electronics & Electrical–0.32%
Nobel Bidco B.V. (Netherlands)(l)	3.13%	06/15/2028	EUR	10,186	8,597,217

Financial Intermediaries–1.38%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(l)(m)	8.25%	08/01/2024	EUR	7,201	5,341,168
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(l)(m)	9.50%	05/01/2026	EUR	1,945	1,653,593
Garfunkelux Holdco 3 S.A. (Luxembourg)(l)	6.75%	11/01/2025	EUR	6,615	5,190,515
Kane Bidco Ltd. (United Kingdom)(l)	6.50%	02/15/2027	GBP	1,034	1,142,185
Nemean Bondco PLC (United Kingdom)(l)	7.38%	02/01/2024	GBP	1,472	1,784,794
Sherwood Financing PLC (United Kingdom)(l)	6.00%	11/15/2026	GBP	937	955,794
Sherwood Financing PLC (United Kingdom)(l)	4.50%	11/15/2026	EUR	968	877,034
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(m)	7.95%	11/15/2027	EUR	6,242	6,170,002
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(m)	7.95%	11/15/2027	EUR	6,000	5,930,793
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	3,150	3,028,132
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	4,906	4,755,437
					36,829,447

Food Products–0.59%
Sigma Holdco B.V. (Netherlands)(l)	5.75%	05/15/2026	EUR	5,000	4,482,219
Sigma Holdco B.V. (Netherlands)(l)	5.75%	05/15/2026	EUR	12,597	11,292,504
					15,774,723

Industrial Equipment–0.19%
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(l)	9.25%	10/31/2027	EUR	5,997	5,117,702

Leisure Goods, Activities & Movies–0.03%
Deuce Finco PLC (United Kingdom)(l)	5.50%	06/15/2027	GBP	807	846,528

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Retailers (except Food & Drug)–0.31%
Douglas GmbH (Germany)(l)	6.00%	04/08/2026	EUR	1,823	$1,791,499
Kirk Beauty SUN GmbH, (Germany)(i)(l)	9.00%	10/01/2026	EUR	7,895	6,308,097
					8,099,596

Surface Transport–0.03%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	846	820,037
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $108,416,362)					91,700,118

U.S. Dollar Denominated Bonds & Notes–2.97%
Aerospace & Defense–0.14%
Rand Parent LLC (l)	8.50%	02/15/2030		$4,385	3,790,306

Air Transport–0.03%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $1,551,261)(d)(e)	5.75%	07/15/2025		665	648,299

Building & Development–0.36%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/15/2020-11/19/2020; Cost $4,130,508)(e)(l)	5.75%	05/15/2026		2,637	2,345,071
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(l)	4.50%	04/01/2027		9,060	7,251,851
					9,596,922

Business Equipment & Services–0.29%
ADT Security Corp. (The) (l)	4.13%	08/01/2029		8,722	7,622,505

Cable & Satellite Television–0.82%
Altice Financing S.A. (Luxembourg) (l)	5.75%	08/15/2029		2,188	1,670,432
Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028		11,665	9,126,014
Altice France S.A. (France)(l)	5.50%	01/15/2028		4,994	3,792,319
Altice France S.A. (France)(l)	5.50%	10/15/2029		4,322	3,140,365
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030		5,103	4,247,878
					21,977,008

Chemicals & Plastics–0.34%
SK Invictus Intermediate II S.a.r.l. (l)	5.00%	10/30/2029		11,430	9,086,450

Conglomerates–0.00%
Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (l)	7.88%	05/15/2026		216	183,739

Food Service–0.04%
eG Global Finance PLC (United Kingdom) (l)	6.75%	02/07/2025		1,180	1,135,591

Health Care–0.07%
Global Medical Response, Inc. (l)	6.50%	10/01/2025		2,829	1,914,059

Industrial Equipment–0.10%
Chart Industries, Inc. (l)	7.50%	01/01/2030		694	701,856
Emerald Debt Merger Sub LLC(l)	6.63%	12/15/2030		1,988	1,974,581
					2,676,437

Publishing–0.17%
McGraw-Hill Education, Inc. (l)	5.75%	08/01/2028		5,333	4,553,315

Radio & Television–0.00%
Diamond Sports Group LLC/Diamond Sports Finance Co. (h)(j)(l)	0.00%	08/15/2026		2,398	106,748

Retailers (except Food & Drug)–0.07%
Evergreen Acqco 1 L.P./TVI, Inc. (l)	9.75%	04/26/2028		1,735	1,737,698

Surface Transport–0.06%
First Student Bidco, Inc./First Transit Parent, Inc. (l)	4.00%	07/31/2029		1,850	1,537,299

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–0.42%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (l)	6.75%	10/01/2026	$7,368	$7,112,983
Windstream Escrow LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028	4,919	4,004,339
				11,117,322

Utilities–0.05%
Calpine Corp. (l)	4.50%	02/15/2028	1,515	1,380,019
Total U.S. Dollar Denominated Bonds & Notes (Cost $92,459,758)				79,063,717

			Shares

Common Stocks & Other Equity Interests–1.58%(n)
Aerospace & Defense–0.03%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(e)			134	908,004

Automotive–0.00%
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(d)(e)			3,261	7,337
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(d)(e)			3,266	7,349
ThermaSys Corp. (Acquired 12/31/2018; Cost $1,367,427)(d)(e)			1,949,645	58,489
				73,175

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(d)			7,135	0
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(d)(e)			518	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(d)(e)			4	0
				0

Business Equipment & Services–0.41%
Checkout Holding Corp.(d)			15,070	0
My Alarm Center LLC, Class A(d)			68,686	10,818,015
				10,818,015

Containers & Glass Products–0.01%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $146,927)(e)			36,078	254,350

Drugs–0.00%
Envigo RMS Holding Corp.			3,637	22,113

Electronics & Electrical–0.00%
Riverbed Technology, Inc.(d)			56,084	2,804

Industrial Equipment–0.00%
North American Lifting Holdings, Inc.			7,347	57,553

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(e)(h)			518,633	0
Vue International Bidco PLC(d)			6,814,500	0
				0

Lodging & Casinos–0.07%
Bally’s Corp.(o)			74,467	1,012,006
Caesars Entertainment, Inc.(o)			19,983	819,503
				1,831,509

Oil & Gas–0.96%
McDermott International Ltd.(d)			1,901,942	632,396
McDermott International, Inc.(o)			629,763	220,417
QuarterNorth Energy Holding, Inc.(d)			131,162	23,762,619
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)			45,751	689,925
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)			88,114	4,406
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(d)(e)			261,209	235,088

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

			Shares	Value
Oil & Gas–(continued)
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $1,477,667)(d)(e)			145,102	$3,990

				25,548,841

Radio & Television–0.03%
iHeartMedia, Inc., Class A(o)			306,089	725,431

iHeartMedia, Inc., Class B(d)			29	94

				725,525

Retailers (except Food & Drug)–0.02%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $1,111,774)(e)(f)			692	285,450

Toys R US, Inc.(d)			11	27,642

Vivarte S.A.S.(d)			233,415	110,877

				423,969

Surface Transport–0.05%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(d)(e)			14,574	480,942

Commercial Barge Line Co., Series A, Wts.			11,998	299,950

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/12/2022; Cost $0)(d)(e)(p)			114,012	53,443

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/12/2022; Cost $0)(d)(e)			96,238	60,149

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)			15,321	505,593

				1,400,077

Total Common Stocks & Other Equity Interests (Cost $57,014,954)				42,065,935

Preferred Stocks–0.32%(n)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd. (Acquired 12/31/2018; Cost $434,767)(d)(e)			415	4

Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd.(d)			104,598	5,230

Oil & Gas–0.04%
McDermott International Ltd., Pfd.(d)			1,632	1,060,731

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(d)(e)			577,315	20,784

				1,081,515

Surface Transport–0.28%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $2,706,476)(e)			42,816	1,048,992

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $2,844,917)(e)			45,008	1,102,696

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)			68,517	3,083,265

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)			48,119	2,165,355

				7,400,308

Total Preferred Stocks (Cost $8,325,500)				8,487,057

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
Asset-Backed Securities–0.04%
Structured Products–0.04%
Bain Capital Credit CLO Ltd., Series 2022-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 7.84%) (l)(m) (Cost $990,666)	12.91%	04/22/2035	$1,000	935,057

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–0.44%

Arizona–0.44%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration, LLC), Series 2022, RB (Cost $12,791,522)(l)	0.00%	01/01/2028	$ 13,893	$11,841,673

			Shares

Money Market Funds–2.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(p)(q)			21,313,068	21,313,068

Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(p)(q)			15,220,299	15,221,821

Invesco Treasury Portfolio, Institutional Class, 5.04%(p)(q)			24,357,791	24,357,791

Total Money Market Funds (Cost $60,894,325)				60,892,680

TOTAL INVESTMENTS IN SECURITIES–95.52% (Cost $2,759,846,963)				2,546,749,821

OTHER ASSETS LESS LIABILITIES–4.48%				119,561,405

NET ASSETS–100.00%				$2,666,311,226

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $61,823,020, which represented 2.32% of the Fund’s Net Assets.
(f)	This variable rate interest will settle after May 31, 2023, at which time the interest rate will be determined.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	Acquired as part of a bankruptcy restructuring.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $19,621,244, which represented 1.50% of the Fund’s Net Assets.

(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $180,427,073, which represented 6.77% of the Fund’s Net Assets.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(n)	Securities acquired through the restructuring of senior loans.
(o)	Non-income producing security.
(p)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	August 31, 2022	at Cost	from Sales	(Depreciation)	Gain	May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 53,493,965	$183,644,703	$(215,825,600)	$-	$-	$21,313,068	$435,127
Invesco Liquid Assets Portfolio, Institutional Class	37,775,430	131,174,787	(153,733,630)	(9,465)	14,699	15,221,821	314,252
Invesco Treasury Portfolio, Institutional Class	61,135,961	209,879,659	(246,657,829)	-	-	24,357,791	496,862
Investments in Other Affiliates:
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	240,494	-	(240,503)	(187,051)	240,503	53,443	-
My Alarm Center LLC, Class A*	10,955,387	-	-	(137,372)	-	10,818,015	-
Total	$163,601,237	$524,699,149	$(616,457,562)	$(333,888)	$255,202	$71,764,138	$1,246,241

*	At May 31, 2023, this security was no longer an affiliate of the Fund.

(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

The aggregate value of securities considered illiquid at May 31, 2023 was $29,259,113 which represented 10.97% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/30/2023	Bank of New York Mellon (The)	EUR	72,625,759	USD	80,385,822	$2,630,241

06/30/2023	Barclays Bank PLC	GBP	14,061,803	USD	17,548,395	45,724

06/30/2023	Barclays Bank PLC	SEK	69,038,720	USD	6,748,510	376,786

06/30/2023	BNP Paribas S.A.	EUR	1,500,000	USD	1,659,748	53,798

06/30/2023	BNP Paribas S.A.	USD	15,297,387	GBP	12,354,404	80,091

07/31/2023	BNP Paribas S.A.	EUR	69,282,674	USD	74,857,671	553,671

07/31/2023	BNP Paribas S.A.	SEK	67,182,634	USD	6,307,069	96,589

06/30/2023	Morgan Stanley and Co. International PLC	EUR	71,541,793	USD	79,066,630	2,471,580

06/30/2023	Morgan Stanley and Co. International PLC	GBP	14,677,499	USD	18,314,603	45,577

06/30/2023	Morgan Stanley and Co. International PLC	USD	18,175,567	GBP	14,670,010	84,137

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/30/2023	Royal Bank of Canada	EUR	2,686,584	USD	2,913,606	$37,260

06/30/2023	Royal Bank of Canada	USD	15,553,142	GBP	12,557,919	77,650

07/31/2023	Royal Bank of Canada	EUR	70,018,818	USD	75,601,123	507,627

07/31/2023	State Street Bank & Trust Co.	EUR	68,765,640	USD	74,103,573	354,079

06/30/2023	Toronto-Dominion Bank (The)	EUR	72,625,759	USD	80,250,084	2,494,504

06/30/2023	Toronto-Dominion Bank (The)	GBP	14,274,861	USD	17,810,173	42,310

06/30/2023	UBS AG	EUR	2,334,059	USD	2,561,583	62,661

Subtotal–Appreciation						10,014,285

Currency Risk

06/30/2023	Barclays Bank PLC	USD	6,650,081	EUR	6,000,000	(226,280)

06/30/2023	Barclays Bank PLC	USD	542,191	GBP	431,830	(4,694)

06/30/2023	BNP Paribas S.A.	USD	74,724,787	EUR	69,282,674	(548,426)

06/30/2023	BNP Paribas S.A.	USD	6,480,540	SEK	69,038,720	(108,816)

07/31/2023	BNP Paribas S.A.	GBP	12,354,404	USD	15,305,265	(80,521)

06/30/2023	J.P. Morgan Chase Bank, N.A.	USD	624,512	GBP	500,000	(2,164)

06/30/2023	Morgan Stanley and Co. International PLC	USD	6,529,242	EUR	6,000,000	(105,440)

07/31/2023	Morgan Stanley and Co. International PLC	GBP	12,170,010	USD	15,076,702	(79,445)

06/30/2023	Royal Bank of Canada	USD	76,292,633	EUR	70,765,640	(528,558)

06/30/2023	Royal Bank of Canada	USD	1,257,872	GBP	1,000,000	(13,176)

07/31/2023	Royal Bank of Canada	GBP	12,354,404	USD	15,309,330	(76,456)

06/30/2023	State Street Bank & Trust Co.	USD	75,590,017	EUR	70,265,640	(361,260)

06/30/2023	State Street Bank & Trust Co.	USD	1,874,255	GBP	1,500,000	(7,211)

06/30/2023	UBS AG	GBP	2,500,000	USD	3,107,495	(4,245)

06/30/2023	UBS AG	USD	1,098,632	EUR	1,000,000	(27,998)

06/30/2023	UBS AG	USD	3,121,288	GBP	2,500,000	(9,547)

Subtotal–Depreciation						(2,184,237)

Total Forward Foreign Currency Contracts						$7,830,048

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

SEK –Swedish Krona

USD –U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$1,952,291,484	$299,472,100	$2,251,763,584

Non-U.S. Dollar Denominated Bonds & Notes	–	91,700,118	–	91,700,118

U.S. Dollar Denominated Bonds & Notes	–	78,415,418	648,299	79,063,717

Common Stocks & Other Equity Interests	2,799,470	1,402,896	37,863,569	42,065,935

Municipal Obligations	–	11,841,673	–	11,841,673

Preferred Stocks	–	7,400,308	1,086,749	8,487,057

Asset-Backed Securities	–	935,057	–	935,057

Money Market Funds	60,892,680	–	–	60,892,680

Total Investments in Securities	63,692,150	2,143,986,954	339,070,717	2,546,749,821

Other Investments - Assets*

Investments Matured	–	279,450	100,448	379,898

Forward Foreign Currency Contracts	–	10,014,285	–	10,014,285

	–	10,293,735	100,448	10,394,183

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(2,184,237)	–	(2,184,237)

Total Other Investments	–	8,109,498	100,448	8,209,946

Total Investments	$63,692,150	$2,152,096,452	$339,171,165	$2,554,959,767

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

    A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2023:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	08/31/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	05/31/23
Variable Rate Senior Loan Interests	$345,876,044	$103,807,576	$(89,994,812)	$1,612,859	$(7,832,513)	$12,531,976	$68,742,068	$(135,271,098)	$299,472,100
Common Stocks & Other Equity Interests	15,214,065	329,164	(1,776,626)	12,061	519,717	6,902,022	17,317,051	(653,885)	37,863,569
Preferred Stocks	1,116,489	729,420	(17,945)	11,468	(106,267)	(1,047,836)	401,420	–	1,086,749
U.S. Dollar Denominated Bonds & Notes	1,056,220	–	(432,641)	25	(18,155)	36,227	6,623	–	648,299
Investments Matured	100,448	–	–	–	–	–	–	–	100,448
Total	$363,363,266	$104,866,160	$(92,222,024)	$1,636,413	$(7,437,218)	$18,422,389	$86,467,162	$(135,924,983)	$339,171,165

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

                             Invesco Floating Rate ESG Fund